Summary Of Significant Accounting Policies (Schedule Of Weighted Average Lives Of Property And Equipment) (Details)	12 Months Ended
Dec. 31, 2016
Building And Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment	12 years 3 months 18 days
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment	10 years 3 months 18 days
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment	5 years 3 months 18 days
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment	4 years 7 months 6 days
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Weighted average lives of property and equipment	4 years 9 months 18 days